Categories of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of financial assets
(1)	Financial assets by category as of December 31, 2022 and 2021 are as follows:

(In millions of won)
	December 31, 2022
	Financial assets at FVTPL		Equity instruments at FVOCI	Financial assets at amortized cost	Derivatives hedging instrument	Total
Cash and cash equivalents	￦	245,982	—	1,636,309	—	1,882,291
Financial instruments		148,365	—	89,240	—	237,605
Long-term investment securities(*)		221,139	1,189,597	—	—	1,410,736
Accounts receivable — trade		—	—	1,984,772	—	1,984,772
Loans and other receivables		332,669	—	909,003	—	1,241,672
Derivative financial assets		54,009	—	—	267,151	321,160

	￦	1,002,164	1,189,597	4,619,324	267,151	7,078,236

(*)	The Group designated ￦1,189,597 million of equity instruments that are not held for trading as financial assets at FVOCI.

(In millions of won)
	December 31, 2021
	Financial assets at FVTPL		Equity instruments at FVOCI	Debt instruments at FVOCI	Financial assets at amortized cost	Derivatives hedging instrument	Total
Cash and cash equivalents	￦	505,578	—	—	367,153	—	872,731
Financial instruments		389,368	—	—	119,684	—	509,052
Short-term investment securities		5,010	—	—	—	—	5,010
Long-term investment securities(*)		203,473	1,510,428	1,177	—	—	1,715,078
Accounts receivable — trade		—	—	—	1,921,617	—	1,921,617
Loans and other receivables		459,959	—	—	735,958	—	1,195,917
Derivative financial assets		34,933	—	—	—	182,661	217,594

	￦	1,598,321	1,510,428	1,177	3,144,412	182,661	6,436,999

(*)	The Group designated ￦1,510,428 million of equity instruments that are not held for trading as financial assets at FVOCI.

Summary of financial liabilities
(2)	Financial liabilities by category as of December 31, 2022 and 2021 are as follows:

(In millions of won)
	December 31, 2022
	Financial liabilities at FVTPL		Financial liabilities at amortized cost	Total
Accounts payable — trade	￦	—	89,255	89,255
Derivative financial liabilities		302,593	—	302,593
Borrowings		—	936,110	936,110
Debentures		—	8,366,694	8,366,694
Lease liabilities(*)		—	1,782,057	1,782,057
Accounts payable — other and others		—	5,505,465	5,505,465

	￦	302,593	16,679,581	16,982,174

(In millions of won)
	December 31, 2021
	Financial liabilities at FVTPL		Financial liabilities at amortized cost	Derivatives hedging instrument	Total
Accounts payable — trade	￦	—	190,559	—	190,559
Derivative financial liabilities		321,025	—	111	321,136
Borrowings		—	407,185	—	407,185
Debentures		—	8,426,683	—	8,426,683
Lease liabilities(*)		—	1,534,282	—	1,534,282
Accounts payable — other and others		—	5,524,692	—	5,524,692

	￦	321,025	16,083,401	111	16,404,537

(*)
Lease liabilities are not applicable on category of financial liabilities, but are classified as financial liabilities measured at amortized cost on consideration of nature for measurement of liabilities.